Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount
Total Fee Amount	30,620.00
Total Offset Amount	18,029.16
Net Fee	$ 12,590.84	[1],[2]

[1]	The Registrant previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on September 1, 2022 (File No. 333-267236), which was declared effective on September 9, 2022 (the “Prior Registration Statement”), that registered an aggregate of $200,000,000 of an indeterminate number of securities to be offered by the Registrant from time to time. Of the $200,000,000 of securities registered on the Prior Registration Statement, for which the Registrant paid a filing fee of $18,540. In connection therewith, $194,489,409.30 of the securities remain unsold, leaving $18,029.16 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, the Registrant is using $18,029.16 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, a registration fee of $12,590.84 is due to be paid at this time. Concurrently with the effectiveness of this registration statement, any offering of unsold securities pursuant to the Prior Registration Statement is hereby terminated.
[2]	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.